Restructuring Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 1.1
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charge	0.9
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charge	$ 0.2